united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska   68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska   68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

Item 1. Reports to Stockholders.

PSI MARKET NEUTRAL FUND
PSI TOTAL RETURN FUND
PSI STRATEGIC GROWTH FUND
PSI TACTICAL GROWTH FUND
PSI CALENDAR EFFECTS FUND

SEMI-ANNUAL REPORT

DECEMBER 31, 2014

1-888-9-BUYPSI

(1-888-928-9774)

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the PSI Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

PSI Market Neutral Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the periods ended December 31, 2014, compared to its benchmark:

	Six Months	One Year	Three Year	Inception** -December 31, 2014
PSI Market Neutral Fund – Class A	-3.57%	-2.79%	-2.82%	-3.44%
PSI Market Neutral Fund – Class A with load	-9.12%	-8.21%	-6.59%	-5.32%
S&P 500 Total Return Index ***	6.12%	13.69%	20.41%	18.77%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s October 28, 2014 prospectus, the total annual operating expense for the Fund’s Class A shares are 2.96%. The maximum sales load imposed on purchases is 5.75%, while maximum deferred sales load is 1.00%. For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

*** The S&P 500 Total Return Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks representing all major industries. Investors cannot invest directly in an index.

Portfolio Composition as of December 31, 2014:

% of Net Assets
Exchange Traded Funds	44.2%
Mutual Funds	37.8%
Money Market Fund	17.3%
Other Assets less Liabilities, Net	0.7%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PSI Total Return Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the periods ended December 31, 2014, compared to its benchmark:

	Six Months	One Year	Three Year	Inception** -December 31, 2014
PSI Total Return Fund – Class A	-5.27%	-1.26%	-1.15%	-1.07%
PSI Total Return Fund – Class A with load	-10.74%	-6.91%	-3.07%	-2.40%
Barclays Aggregate Bond Index***	6.12%	13.69%	20.41%	18.77%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s October 28, 2014 prospectus, the total annual operating expense for the Fund’s Class A shares are 2.25%. The maximum sales load imposed on purchases is 5.75%, while maximum deferred sales load is 1.00%. For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

*** The Barclays Capital U. S. Aggregate Bond Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities. Investors cannot invest directly in an index.

Portfolio Composition as of December 31, 2014:

% of Net Assets
Exchange Traded Funds	55.4%
Exchange Traded Note	27.5%
Mutual Funds	12.9%
Money Market Fund	4.3%
Other Assets less Liabilities, Net	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PSI Strategic Growth Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the periods ended December 31, 2014, compared to its benchmark:

	Six Months	One Year	Three Year	Inception** -December 31, 2014
PSI Strategic Growth Fund – Class A	-3.87%	2.54%	5.84%	3.62%
PSI Strategic Growth Fund – Class A with load	-9.37%	-3.33%	-3.78%	2.22%
S&P 500 Total Return Index ***	6.12%	13.69%	20.41%	18.77%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s October 28, 2014 prospectus, the total annual operating expense for the Fund’s Class A shares are 2.77%. The maximum sales load imposed on purchases is 5.75%, while maximum deferred sale s load is 1.00%. For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

*** The S&P 500 Total Return Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks representing all major industries. Investors cannot invest directly in an index.

Portfolio Composition as of December 31, 2014:

% of Net Assets
Exchange Traded Funds	78.7%
Money Market Fund	6.8%
Other Assets less Liabilities, Net	14.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PSI Tactical Growth Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the periods ended December 31, 2014, compared to its benchmark:

	Six Months	One Year	Three Year	Inception** - December 31, 2014
PSI Tactical Growth Fund – Class A	-4.02%	-2.38%	6.01%	3.47%
PSI Tactical Growth Fund – Class A with load	-9.54%	-7.99%	3.93%	2.08%
S&P 500 Total Return Index ***	6.12%	13.69%	20.41%	18.77%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s October 28, 2014 prospectus, the total annual operating expense for the Fund’s Class A shares are 2.54%. The maximum sales load imposed on purchases is 5.75%, while maximum deferred sales load is 1.00%. For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is August 23, 2010.

*** The S&P 500 Total Return Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks representing all major industries. Investors cannot invest directly in an index.

Portfolio Composition as of December 31, 2014:

% of Net Assets
Exchange Traded Funds	62.2%
Mutual Funds	17.0%
Money Market Fund	15.7%
Exchange Traded Note	12.6%
Other Assets less Liabilities, Net	(7.5)%
100.0%

Please refer to the Portfolio of Investments in this semi- annual report for a detailed analysis of the Fund’s holdings.

PSI Calendar Effects Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the periods ended December 31, 2014, compared to its benchmark:

	Six Months	One Year	Inception** -December 31, 2014
PSI Calendar Effects Fund – Class A	0.76%	0.76%	1.85%
PSI Calendar Effects Fund – Class A with load	-5.05%	-5.05%	-3.19%
S&P 500 Total Return Index ***	6.12%	13.69%	17.01%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. Per the fee table in the Fund’s October 28, 2014 prospectus, the total annual operating expense for the Fund’s Class A shares are 2.37%. The maximum sales load imposed on purchases is 5.75%, while maximum deferred sales load is 1.00%. For performance information current to the most recent month-end, please call 1-888-928-9774.

** Inception date is October 31, 2013.

*** The S&P 500 Total Return Index is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks representing all major industries. Investors cannot invest directly in an index.

Portfolio Composition as of December 31, 2014:

% of Net Assets
Exchange Traded Funds	88.0%
Money Market Fund	12.4%
Other Assets less Liabilities, Net	(0.4)%
100.0%

Please refer to the Portfolio of Investments in this semi- annual report for a detailed analysis of the Fund’s holdings.

PSI Market Neutral Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 44.2%
	SMALL CAP GROWTH - 44.2%
274,732	ProShares Short Russell2000 *	$ 4,244,609
32,897	ProShares Ultra Russell2000	2,974,876
22,801	ProShares UltraShort Russell2000 *	903,604
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,024,614)	8,123,089

	MUTUAL FUNDS - 37.8%
	ASSET ALLOCATION FUNDS - 20.1%
86,001	Litman Gregory Masters Alternative Strategies Fund - Institutional Shares	984,710
240,000	Palmer Square Absolute Return Fund - Institutional Shares	2,332,800
40,000	PIMCO All Asset All Authority Fund - Institutional Shares	365,200
		3,682,710
	BOND FUND - 6.6%
45,000	Guggenheim - Macro Opportunities Fund - Institutional Shares	1,208,250

	EQUITY FUNDS - 11.1%
37,000	Calamos Market Neutral Income Fund - I Shares	474,340
159,000	Palmer Square SSI Alternative Income Fund - I Shares	1,570,920
		2,045,260

	TOTAL MUTUAL FUNDS (Cost - $7,089,761)	6,936,220

	SHORT-TERM INVESTMENTS - 17.3%
	MONEY MARKET FUND - 17.3%
3,184,706	Reich & Tang Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.01% **
	(Cost - $3,184,706)	3,184,706

	TOTAL INVESTMENTS - 99.3% (Cost - $18,299,081)(a)	$ 18,244,015
	OTHER ASSETS LESS LIABILITIES - NET - 0.7%	124,817
	NET ASSETS - 100.0%	$ 18,368,832

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,397,872 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 149,556
	Unrealized depreciation:	(303,413)
	Net unrealized depreciation:	$ (153,857)

See accompanying notes to financial statements.

PSI Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value
	EXCHANGE TRADED FUNDS - 55.4%
	BOND FUNDS - 55.4%
200,000	AdvisorShares YieldPro ETF	$ 4,777,780
39,621	iShares 20+ Year Treasury Bond ETF	4,989,076
11,118	iShares Core U.S. Aggregate Bond ETF	1,224,314
53,564	SPDR Barclays 1-3 Month T-Bill *	2,450,018
	TOTAL EXCHANGE TRADED FUNDS (Cost - $13,612,579)	13,441,188

	MUTUAL FUNDS - 12.9%
	BOND FUND - 8.6%
78,000	Guggenheim - Macro Opportunities Fund - Institutional Shares	2,094,300

	EQUITY FUND - 4.3%
105,000	Palmer Square SSI Alternative Income Fund - I Shares	1,037,400

	TOTAL MUTUAL FUNDS (Cost - $3,215,592)	3,131,700

Par Value	EXCHANGE TRADED NOTE - 27.5%
$ 6,000,000	Barclays Bank PLC, Barclays Prosper ETF Portfolio, zero coupon, due 9/3/15 *
	(Cost - $6,569,070)	6,678,600
Shares
	SHORT-TERM INVESTMENTS - 4.3%
	MONEY MARKET FUND - 4.3%
1,036,596	Reich & Tang Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.01% **
	(Cost - $1,036,596)	1,036,596

	TOTAL INVESTMENTS - 100.1% (Cost - $24,433,837)(a)	$ 24,288,084
	OTHER ASSETS LESS LIABILITIES - NET - (0.1) %	(32,177)
	NET ASSETS - 100.0%	$ 24,255,907

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.

ETF - Exchange Traded Fund
ETN - Exchange Traded Note

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,489,295 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	(1,201,211)
	Net unrealized depreciation:	$ (1,201,211)

See accompanying notes to financial statements.

PSI Strategic Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value

	EXCHANGE TRADED FUNDS - 78.7%
	BOND FUNDS - 29.5%
24,291	iShares Core U.S. Aggregate Bond ETF	$ 2,674,925
114,242	SPDR Barclays 1-3 Month T-Bill *	5,225,429
		7,900,354
	LARGE CAP GROWTH - 49.2%
49,378	Guggenheim S&P 500 Equal Weight ETF	3,952,709
22,530	SPDR Dow Jones Industrial Average ETF	4,007,636
25,424	SPDR S&P 500 ETF	5,224,632
		13,184,977

	TOTAL EXCHANGE TRADED FUNDS (Cost - $21,064,377)	21,085,331

	SHORT-TERM INVESTMENTS - 6.8%
	MONEY MARKET FUND - 6.8%
1,826,363	Reich & Tang Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.01% **
	(Cost - $1,826,363)	1,826,363

	TOTAL INVESTMENTS - 85.5% (Cost - $22,890,740)(a)	$ 22,911,694
	OTHER ASSETS LESS LIABILITIES - NET - 14.5%	3,897,698
	NET ASSETS - 100.0%	$ 26,809,392

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on Decemeber 31, 2014.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $22,908,216 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 71,388
	Unrealized depreciation:	(67,910)
	Net unrealized appreciation:	$ 3,478

See accompanying notes to financial statements.

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value

	EXCHANGE TRADED FUNDS - 62.2%
	ASSET ALLOCATION FUND - 5.1%
37,546	PowerShares DB U.S. Dollar Index Bullish Fund *	$ 899,978

	COMMODITY FUND - 5.1%
48,439	PowerShares DB Commodity Index Tracking Fund *	893,700

	BOND FUND - 5.1%
7,162	iShares 20+ Year Treasury Bond ETF	901,839

	EMERGING MARKET - 4.1%
31,101	Direxion Daily Emerging Markets Bull 3x Shares *	713,768

	INTERNATIONAL FUNDS - 16.3%
17,707	iShares MSCI EAFE ETF	1,077,294
159,503	iShares MSCI Japan ETF	1,792,814
		2,870,108
	LARGE CAP GROWTH - 10.4%
14,237	ProShares UltraShort S&P500	1,826,749

	SPECIALTY FUNDS - 16.1%
3,703	iShares U.S. Healthcare ETF	533,713
18,318	SPDR Consumer Staples Select Sector Fund	888,240
4,969	SPDR S&P Pharmaceuticals ETF	536,453
18,699	SPDR Utilities Select Sector Fund	882,966
		2,841,372

	TOTAL EXCHANGE TRADED FUNDS (Cost - $11,013,705)	10,947,514

	MUTUAL FUNDS - 17.0%
	ASSET ALLOCATION FUND - 17.0%
241,293	KCM Macro Trends Fund (Cost - $2,812,299)	2,996,855

See accompanying notes to financial statements.

PSI Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2014
Par Value		Value
EXCHANGE TRADED NOTE - 12.6%
$ 2,000,000	Barclays Bank PLC, Barclays Prosper ETF Portfolio, zero coupon, due 9/3/15 *
	(Cost - $2,070,000)	$ 2,226,200
Shares
SHORT-TERM INVESTMENTS - 15.7%
MONEY MARKET FUND - 15.7%
2,769,027	Reich & Tang Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.01% **
	(Cost - $2,769,027)	2,769,027

	TOTAL INVESTMENTS - 107.5% (Cost - $18,665,031)(a)	$ 18,939,596
	OTHER ASSETS LESS LIABILITIES - NET - (7.5) %	(1,320,717)
	NET ASSETS - 100.0%	$ 17,618,879

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.

ETF - Exchange Traded Fund
ETN - Exchange Traded Note

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,283,916 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	(344,320)
	Net unrealized depreciation:	$ (344,320)

See accompanying notes to financial statements.

PSI Calendar Effects Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
Shares		Value

	EXCHANGE TRADED FUNDS - 88.0%
	BOND FUND - 21.7%
150,749	SPDR Barclays 1-3 Month T-Bill *	$ 6,895,259

	LARGE CAP GROWTH - 66.3%
53,713	iShares Russell 1000 Growth	5,135,500
45,855	iShares S&P 500 Growth ETF	5,117,418
40,493	ProShares Ultra Dow30	5,451,572
39,363	ProShares Ultra QQQ	5,382,497
		21,086,987

	TOTAL EXCHANGE TRADED FUNDS (Cost - $28,377,513)	27,982,246

	SHORT-TERM INVESTMENTS - 12.4%
	MONEY MARKET FUND - 12.4%
3,944,224	Reich & Tang Daily Income Fund - Money Market Portfolio - Fiduciary Shares, 0.01% **
	(Cost - $3,944,224)	3,944,224

	TOTAL INVESTMENTS - 100.4% (Cost - $32,321,737)(a)	$ 31,926,470
	OTHER ASSETS LESS LIABILITIES - NET - (0.4) %	(130,381)
	NET ASSETS - 100.0%	$ 31,796,089

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.

ETF - Exchange Traded Fund

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,397,820 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	(471,350)
	Net unrealized depreciation:	$ (471,350)

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2014 (Unaudited)

	PSI	PSI	PSI	PSI	PSI
	Market Neutral	Total Return	Strategic Growth	Tactical Growth	Calendar Effects
	Fund	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
At cost	$ 18,299,081	$ 24,433,837	$ 22,890,740	$ 18,665,031	$ 32,321,737
At value	$ 18,244,015	$ 24,288,084	$ 22,911,694	$ 18,939,596	$ 31,926,470
Receivable for securities sold	2,213,608	1,244,894	9,362,244	15,477,245	-
Receivable for Fund shares sold	6,114	6,647	113,353	3,595	6,311
Dividends and interest receivable	5,241	20,687	14,343	-	38,747
Receivable for advanced commissions	-	909	-	-	-
Prepaid expenses and other assets	14,070	12,348	19,120	22,101	25,874
TOTAL ASSETS	20,483,048	25,573,569	32,420,754	34,442,537	31,997,402

LIABILITIES
Payable for securities purchased	2,033,155	1,225,311	5,395,368	16,684,163	-
Payable for Fund shares redeemed	38,378	41,304	167,803	104,077	93,342
Investment advisory fees payable	10,448	15,228	19,296	8,039	29,770
Distribution (12b-1) fees payable	4,286	5,637	5,905	4,036	7,443
Fees payable to other affiliates	8,856	8,837	9,847	10,417	38,980
Non 12b-1 shareholder servicing fees payable	2,572	3,382	3,542	2,422	-
Accrued expenses and other liabilities	16,521	17,963	9,601	10,504	31,778
TOTAL LIABILITIES	2,114,216	1,317,662	5,611,362	16,823,658	201,313
NET ASSETS	$ 18,368,832	$ 24,255,907	$ 26,809,392	$ 17,618,879	$ 31,796,089

Net Assets Consist Of:
Paid in capital
($0 par value, unlimited shares authorized)	$ 25,731,647	$ 29,449,087	$ 27,547,836	$ 18,306,141	$ 31,268,604
Accumulated net investment loss	(80,784)	(972,154)	(106,648)	(447,229)	(123,170)
Accumulated net realized gain (loss) from
security transactions	(7,226,965)	(4,075,273)	(652,750)	(514,598)	1,045,922
Net unrealized appreciation (depreciation)
of investments	(55,066)	(145,753)	20,954	274,565	(395,267)
NET ASSETS	$ 18,368,832	$ 24,255,907	$ 26,809,392	$ 17,618,879	$ 31,796,089

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 18,368,832	$ 24,255,907	$ 26,809,392	$ 17,618,879	$ 31,796,089
Shares of beneficial interest outstanding	2,194,098	2,724,741	2,635,751	1,790,846	3,140,497
Net asset value (Net assets ÷ Shares outstanding),
and redemption price per share (a)	$ 8.37	$ 8.90	$ 10.17	$ 9.84	$ 10.12
Maximum offering price per share (maximum sales
charges of 5.75%)	$ 8.88	$ 9.44	$ 10.79	$ 10.44	$ 10.74

(a)	Redemptions of shares held less than 30 days may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2014 (Unaudited)

	PSI	PSI	PSI	PSI	PSI
	Market Neutral	Total Return	Strategic Growth	Tactical Growth	Calendar Effects
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends	$ 173,197	$ 295,826	$ 113,504	$ 304,768	$ 206,286
Interest	75	99	203	81	375
TOTAL INVESTMENT INCOME	173,272	295,925	113,707	304,849	206,661

EXPENSES
Investment advisory fees	113,606	130,117	115,817	98,770	181,036
Distribution (12b-1) fees	28,401	36,144	28,954	24,693	45,259
Administrative services fees	21,874	21,119	21,893	22,047	19,793
Non 12b-1 shareholder servicing fees	17,041	20,992	16,771	14,815	-
Registration fees	16,768	17,225	13,502	12,938	-
Professional fees	12,214	11,995	13,388	12,289	12,467
Accounting services fees	12,116	12,475	12,121	12,098	13,233
Transfer agent fees	6,582	7,852	9,327	9,272	9,414
Trustees' fees	4,363	4,302	5,521	5,256	3,212
Printing expenses	3,565	3,942	2,408	3,736	4,704
Custodian fees	2,168	2,416	2,521	2,541	2,139
Compliance officer fees	1,670	2,948	2,117	2,600	2,598
Insurance expense	997	1,830	117	372	-
Other expenses	556	-	-	877	178
TOTAL EXPENSES	241,921	273,357	244,457	222,304	294,033
Less: Fees waived by Advisor	(26,432)	(20,669)	(24,102)	(34,803)	-
Plus: Recaptured fees waived/expenses reimbursed	-	-	-	-	39,807
NET EXPENSES	215,489	252,688	220,355	187,501	333,840

NET INVESTMENT INCOME (LOSS)	(42,217)	43,237	(106,648)	117,348	(127,179)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain (loss) from security transactions	(496,043)	(1,000,747)	(634,134)	(478,313)	1,128,352
Distributions of realized gains by underlying
investment companies	4,397	-	-	22,324	-
Net change in unrealized depreciation
on investments	(346,107)	(639,124)	(172,322)	(514,823)	(690,834)

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS	(837,753)	(1,639,871)	(806,456)	(970,812)	437,518

NET INCREASE (DECREASE) IN NET ASSETS	$ (879,970)	$ (1,596,634)	$ (913,104)	$ (853,464)	$ 310,339

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	PSI Market		PSI Total
	Neutral Fund		Return Fund

	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014
FROM OPERATIONS	(Unaudited)		(Unaudited)
Net investment income gain (loss)	$ (42,217)	$ (39,903)	$ 43,237	$ 177,390
Net realized loss from security transactions	(496,043)	(348,354)	(1,000,747)	(1,070,518)
Distributions of realized gains by underlying
investment companies	4,397	83,968	-	13,448
Net change in unrealized appreciation (depreciation)
of investments	(346,107)	475,269	(639,124)	1,679,982
Net increase (decrease) in net operations	(879,970)	170,980	(1,596,634)	800,302

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	-	(567,753)	-
From net realized gains	-	-	-	(463,414)
Net decrease in net assets from distributions to shareholders	-	-	(567,753)	(463,414)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,681,474	11,492,774	2,837,363	14,025,128
Net asset value of shares issued in reinvestment
of distributions	-	-	564,838	461,014
Redemption fee proceeds	336	660	170	1,604
Payments for shares redeemed	(8,880,061)	(24,988,197)	(9,861,004)	(44,254,997)
Net decrease in net assets from
shares of beneficial interest	(7,198,251)	(13,494,763)	(6,458,633)	(29,767,251)

TOTAL DECREASE IN NET ASSETS	(8,078,221)	(13,323,783)	(8,623,020)	(29,430,363)

NET ASSETS
Beginning of Period	26,447,053	39,770,836	32,878,927	62,309,290
End of Period *	$ 18,368,832	$ 26,447,053	$ 24,255,907	$ 32,878,927
* Includes accumulated net investment loss of:	$ (80,784)	$ (38,567)	$ (972,154)	$ (447,638)

SHARE ACTIVITY
Class A:
Shares Sold	197,681	1,337,335	303,268	1,499,804
Shares Reinvested	-	-	63,680	50,002
Shares Redeemed	(1,049,146)	(2,908,654)	(1,059,246)	(4,738,513)
Net decrease in shares of
beneficial interest outstanding	(851,465)	(1,571,319)	(692,299)	(3,188,707)

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	PSI Strategic		PSI Tactical
	Growth Fund		Growth Fund

	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	December 31, 2014	June 30, 2014	December 31, 2014	June 30, 2014
FROM OPERATIONS	(Unaudited)		(Unaudited)
Net investment income (loss)	$ (106,648)	$ (116,948)	$ 117,348	$ (164,976)
Net realized gain (loss) from security transactions	(634,134)	470,304	(478,313)	1,208,813
Distributions of realized gains by underlying
investment companies	-	146	22,324	250,478
Net change in unrealized appreciation (depreciation)
of investments	(172,322)	464,218	(514,823)	544,790
Net increase (decrease) in net assets resulting from operations	(913,104)	817,720	(853,464)	1,839,105

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	-	(15,825)	(29,817)	-
From net realized gains	(329,965)	(92,353)	(672,436)	(1,371,290)
Net decrease in net assets from distributions to shareholders	(329,965)	(108,178)	(702,253)	(1,371,290)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	19,767,261	10,912,862	2,794,408	9,742,489
Net asset value of shares issued in reinvestment
of distributions	329,965	108,178	699,136	1,367,003
Redemption fee proceeds	5,285	1,382	731	381
Payments for shares redeemed	(11,531,111)	(6,313,708)	(6,209,306)	(9,720,293)
Net increase (decrease) in net assets from
shares of beneficial interest	8,571,400	4,708,714	(2,715,031)	1,389,580

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,328,331	5,418,256	(4,270,748)	1,857,395

NET ASSETS
Beginning of Period	19,481,061	14,062,805	21,889,627	20,032,232
End of Period *	$ 26,809,392	$ 19,481,061	$ 17,618,879	$ 21,889,627
* Includes accumulated net investment income (loss) of:	$ (106,648)	$ -	$ (447,229)	$ (534,760)

SHARE ACTIVITY
Class A:
Shares Sold	1,881,470	1,047,966	270,686	923,319
Shares Reinvested	32,160	10,840	70,265	130,564
Shares Redeemed	(1,097,104)	(625,222)	(601,228)	(916,441)
Net increase (decrease) in shares of
beneficial interest outstanding	816,526	433,584	(260,277)	137,442

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Calendar Effects
	Fund

	For the	For the
	Six Months Ended	Period Ended
	December 31, 2014	June 30, 2014 (1)
FROM OPERATIONS	(Unaudited)
Net investment loss	$ (127,179)	$ (196,241)
Net realized gain from security transactions	1,128,352	419,810
Distributions of realized gains by underlying
investment companies	-	4,621
Net change in unrealized appreciation (depreciation)
of investments	(690,834)	295,567
Net increase in net assets resulting from operations	310,339	523,757

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains	(306,611)	-

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Proceeds from shares sold	6,260,442	50,762,571
Net asset value of shares issued in reinvestment	305,353
Redemption fee proceeds	289	889
Payments for shares redeemed	(12,893,405)	(13,167,535)
Net increase (decrease) in net assets from
shares of beneficial interest	(6,327,321)	37,595,925

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,323,593)	38,119,682

NET ASSETS
Beginning of Period	38,119,682	-
End of Period *	$ 31,796,089	$ 38,119,682
* Includes accumulated net investment income (loss) of:	$ (123,170)	$ 4,009

SHARE ACTIVITY
Class A:
Shares Sold	620,538	5,078,728
Shares Reinvested	29,675	-
Shares Redeemed	(1,268,227)	(1,320,215)
Net increase (decrease) in shares of
beneficial interest outstanding	(618,016)	3,758,513

(1) The PSI Calendar Effects Fund's inception date is October 31, 2013.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	PSI Market Neutral Fund

	For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
Class A Shares	December 31, 2014		June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 8.68		$ 8.61		$ 9.01		$ 10.44		$ 10.00

Activity from investment operations:
Net investment income (loss)(2)	(0.02)		(0.01)		0.01		(0.05)		(0.06)
Net realized and unrealized
gain (loss) on investments	(0.30)		0.08		(0.41)		(1.26)		0.62
Total from investment operations	(0.31)		0.07		(0.40)		(1.31)		0.56

Paid-in-Capital from redemption fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.01

Less distributions from:
Net realized gains	-		-		-		(0.12)		(0.13)

Net asset value, end of period	$ 8.37		$ 8.68		$ 8.61		$ 9.01		$ 10.44

Total return (4)	(3.57)%	(5)	0.81%		(4.44)%		(12.59)%		5.72%	(5)

Net assets, end of period (000's)	$ 18,369		$ 26,447		$ 39,771		$ 46,762		$ 40,270

Ratio of gross expenses to average
net assets (7)	2.13%	(6)	1.95%		1.83%		1.74%		2.25%	(6)
Ratio of net expenses to average
net assets (7)	1.90%	(6)	1.90%		1.84%	(8)	1.90%	(8)	1.90%	(6)
Ratio of net investment income (loss)
to average net assets (7)	(0.37)	(6)	(0.12)%		0.12%		(0.52)%		(0.67)%	(6)

Portfolio Turnover Rate	2601%	(5)	5935%		4659%		7681%		8039%	(5)

(1)	The PSI Market Neutral Fund commenced operations on August 23, 2010.
(2)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized.
(6) Annualized.
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(8)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	PSI Total Return Fund

	For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
Class A Shares	December 31, 2014		June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 9.62		$ 9.43		$ 9.83		$ 9.88		$ 10.00

Activity from investment operations:
Net investment income (loss)(2)	0.01		0.04		0.06		(0.02)		0.14
Net realized and unrealized
gain (loss) on investments	(0.53)		0.24		(0.26)		0.04		(0.18)
Total from investment operations	(0.52)		0.28		(0.20)		0.02		(0.04)

Paid-in-Capital from redemption fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)

Less distributions from:
Net investment income	(0.21)		-		(0.13)		(0.07)		(0.08)
Net realized gains	-		(0.09)		(0.07)		-		-
Total distributions	(0.21)		(0.09)		(0.20)		(0.07)		(0.08)

Net asset value, end of period	$ 8.90		$ 9.62		$ 9.43		$ 9.83		$ 9.88

Total return (4)	(5.27)%	(6)	3.04%	(5)	(2.08)%		0.21%		(0.37)%	(6)

Net assets, end of period (000's)	$ 24,256		$ 32,879		$ 62,309		$ 48,748		$ 41,815

Ratio of gross expenses to average
net assets (8)	1.89%	(7)	1.75%		1.69%		1.72%		1.86%	(7)
Ratio of net expenses to average
net assets (8)	1.75%	(7)	1.75%		1.66%	(9)	1.75%	(9)	1.75%	(7)
Ratio of net investment income (loss)
to average net assets (8)	0.30%	(7)	0.39%		0.59%		(0.20)%		1.69%	(7)

Portfolio Turnover Rate	1067%	(6)	3535%		1612%		1446%		198%	(6)

(1)	The PSI Total Return Fund commenced operations on August 23, 2010.
(2)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	There was no effect on total return due to the trade error(Note 6).
(6) Not annualized.
(7) Annualized.
(8)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.
(9)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	PSI Strategic Growth Fund

	For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended	Period Ended
Class A Shares	December 31, 2014		June 30, 2014		June 30, 2013		June 30, 2012	June 30, 2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 10.71		$ 10.15		$ 9.77		$ 11.02	$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.05)		(0.09)		0.02		0.02	0.04
Net realized and unrealized
gain (loss) on investments	(0.36)		0.74		0.64		(0.53)	1.09
Total from investment operations	(0.41)		0.65		0.66		(0.51)	1.13

Paid-in-Capital from redemption fees	0.00	(3)	0.00	(3)	0.00	(3)	-	0.00	(3)

Less distributions from:
Net investment income	-		(0.01)		(0.19)		(0.06)	(0.04)
Net realized gains	(0.13)		(0.08)		(0.09)		(0.68)	(0.07)
Total distributions	(0.13)		(0.09)		(0.28)		(0.74)	(0.11)

Net asset value, end of period	$ 10.17		$ 10.71		$ 10.15		$ 9.77	$ 11.02

Total return (4)	(3.87)%	(6)	6.53%	(5)	6.86%		(4.13)%	11.29%	(6)

Net assets, end of period (000's)	$ 26,809		$ 19,481		$ 14,063		$ 17,132	$ 32,461

Ratio of gross expenses to average
net assets (8)	2.11%	(7)	2.45%		2.32%		2.12%	2.05%	(7)
Ratio of net expenses to average
net assets (8)	1.90%	(7)	1.90%		1.90%		1.90%	1.90%	(7)
Ratio of net investment income (loss)
to average net assets (8)	(0.92)%	(7)	(0.92)%		0.20%		0.17%	0.41%	(7)

Portfolio Turnover Rate	1708%	(6)	4271%		2634%		1277%	328%	(6)

(1)	The PSI Strategic Growth Fund commenced operations on August 23, 2010.
(2)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5)	There was no effect on total return due to the trade error (Note 6).
(6) Not annualized.
(7) Annualized.
(8)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	PSI Tactical Growth Fund

	For the		For the		For the		For the		For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Period Ended
Class A Shares	December 31, 2014		June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011 (1)
	(Unaudited)
Net asset value, beginning of period	$ 10.67		$ 10.47		$ 9.74		$ 10.85		$ 10.00

Activity from investment operations:
Net investment income (loss) (2)	0.06		(0.08)		(0.09)		(0.09)		(0.06)
Net realized and unrealized
gain (loss) on investments	(0.48)		1.02		0.93		(0.72)		1.06
Total from investment operations	(0.42)		0.94		0.84		(0.81)		1.00

Paid-in-Capital from redemption fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)

Less distributions from:
Net investment income	(0.02)		-		-		-		0.00	(3)
Net realized gains	(0.39)		(0.74)		(0.11)		(0.30)		(0.15)
Total distributions	(0.41)		(0.74)		(0.11)		(0.30)		(0.15)

Net asset value, end of period	$ 9.84		$ 10.67		$ 10.47		$ 9.74		$ 10.85

Total return (4)	(4.02)%	(5)	9.11%		8.68%		(7.36)%		10.05%	(5)

Net assets, end of period (000's)	$ 17,619		$ 21,890		$ 20,032		$ 21,235		$ 26,687

Ratio of gross expenses to average
net assets (7)	2.25%	(6)	2.08%		2.13%		2.03%		2.33%	(6)
Ratio of net expenses to average
net assets (7)	1.90%	(6)	1.90%		1.90%		1.90%		1.90%	(6)
Ratio of net investment income (loss)
to average net assets (7)	1.19%	(6)	(0.79)%		(0.84)%		(0.87)%		(0.61)%	(6)

Portfolio Turnover Rate	2598%	(5)	1927%		2105%		1634%		1839%	(5)

(1)	The PSI Tactical Growth Fund commenced operations on August 23, 2010.
(2)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized.
(6) Annualized.
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS (Continued)
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	PSI Calendar Effects Fund

	For the	For the
	Six Months Ended	Period Ended
Class A Shares	December 31, 2014	June 30,2014 (1)
	(Unaudited)
Net asset value, beginning of period	$ 10.14	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.04)	(0.06)
Net realized and unrealized
gain on investments	0.12	0.20
Total from investment operations	0.08	0.14

Paid-in-Capital from redemption fees (3)	0.00	0.00

Less distributions from:
Net realized gains	(0.10)	-

Net asset value, end of period	$ 10.12	$ 10.14

Total return (4,5)	0.76%	1.40%

Net assets, end of period (000's)	$ 31,796	$ 38,120

Ratio of gross expenses to average
net assets (6,7)	1.63%	2.11%
Ratio of net expenses to average
net assets (6,7)	1.85%	1.90%
Ratio of net investment loss
to average net assets (6,7)	(0.53)%	(0.89)%

Portfolio Turnover Rate (5)	583%	1038%

(1)	The PSI Calendar Effects Fund's inception date is October 31, 2013.
(2)	Per share amounts calculated using the average share method, which appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not annualized.
(6) Annualized.
(7)	The ratios shown do not include the Fund's proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2014

1.	ORGANIZATION

The PSI Market Neutral Fund (“MNF”), the PSI Total Return Fund (“TRF”), the PSI Strategic Growth Fund (“SGF”), the PSI Tactical Growth Fund (“TGF”) and the PSI Calendar Effects Fund (“CEF”) (collectively the “Funds”) are each a series of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), an open-end management investment company. The Funds are non-diversified. MNF seeks positive absolute returns with less volatility than the S&P 500 Index. TRF seeks total return from income and capital appreciation. SGF primarily seeks long-term capital appreciation and secondarily, capital preservation. TGF primarily seeks total return from income and capital appreciation and secondarily, capital preservation. CEF primarily seeks to reduce equity market exposure while seeking moderate capital appreciation regardless of the direction of the securities markets in general. CEF commenced operations on October 31, 2013.

The Funds each currently offer Class A shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class A are also subject to a maximum deferred sales charge of 1.00% on purchases of $1 million or more if redeemed within 18 months of purchase and a redemption fee of 2.00% of the amount redeemed if sold within 30 days of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (“Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

When market quotations are not readily available or are determined to be unreliable, the Funds may value securities at their fair value as determined in good faith by a Fair Value team as described below and in accordance with the Trust’s Fair Value Procedures. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

December 31, 2014

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end and closed-end investment companies (the “Underlying Funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

December 31, 2014

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Funds’ investments measured at fair value:

PSI Market Neutral Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 8,123,089	$ -	$ -	$ 8,123,089
Mutual Funds	5,951,510	984,710	-	6,936,220
Short-Term Investments	3,184,706	-	-	3,184,706
Total	$ 17,259,305	$ 984,710	$ -	$ 18,244,015

PSI Total Return Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 13,441,188	$ -	$ -	$ 13,441,188
Mutual Funds	3,131,700	-	-	3,131,700
Exchange Traded Note	-	6,678,600	-	6,678,600
Short-Term Investments	1,036,596	-	-	1,036,596
Total	$ 17,609,484	$ 6,678,600	$ -	$ 24,288,084

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

December 31, 2014

PSI Strategic Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 21,085,331	$ -	$ -	$ 21,085,331
Short-Term Investments	1,826,363	-	-	1,826,363
Total	$ 22,911,694	$ -	$ -	$ 22,911,694

PSI Tactical Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,947,514	$ -	$ -	$ 10,947,514
Mutual Funds	2,996,855	-	-	2,996,855
Exchange Traded Note	-	2,226,200	-	2,226,200
Short-Term Investments	2,769,027	-	-	2,769,027
Total	$ 16,713,396	$ 2,226,200	$ -	$ 18,939,596

PSI Calendar Effects Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 27,982,246	$ -	$ -	$ 27,982,246
Short-Term Investments	3,944,224	-	-	3,944,224
Total	$ 31,926,470	$ -	$ -	$ 31,926,470

The Funds did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period for the Funds. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*Refer to the Portfolios of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes - The Funds may invest in exchange traded notes (“ETNs”).    ETNs are a type of debt security that is linked to the performance of underlying securities.  The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track.  In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

December 31, 2014

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – It is the Funds’ policy to qualify as regulated investment companies by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the “more than likely not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2012 through 2014, or expected to be taken in the Funds’ June 30, 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, state of Nebraska, and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
PSI Market Neutral Fund	$534,820,347	$544,445,536
PSI Total Return Fund	285,127,810	291,917,720
PSI Strategic Growth Fund	329,583,916	323,331,576
PSI Tactical Growth Fund	465,967,031	469,739,491
PSI Calendar Effects Fund	184,471,614	193,019,341

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

December 31, 2014

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Portfolio Strategies, Inc. serves as the Funds’ investment advisor (the “Advisor”). The Funds have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Funds are also officers of GFS.

Pursuant to an advisory agreement with the Trust, on behalf of each Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of each of MNF, SGF, TGF and CEF and 0.90% of TRF’s average daily net assets.

During the six months ended December 31, 2014, the Advisory fees accrued for the Funds were as follows:

PSI Market Neutral Fund	$ 113,606
PSI Total Return Fund	130,117
PSI Strategic Growth Fund	115,817
PSI Tactical Growth Fund	98,770
PSI Calendar Effects Fund	181,036

Pursuant to an operating expenses limitation agreement (“Waiver Agreement”), the Advisor has contractually agreed, at least until October 31, 2015 to waive a portion of its advisory fees and if necessary, reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding any front end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes or extraordinary expenses, such as litigation (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers/other than the Adviser), not incurred in the ordinary course of the Funds’ business) do not exceed 1.90% per annum for the MNF, SGF, TGF and CEF; and 1.75% per annum for the TRF.

During the six months ended December 31, 2014, the Advisor waived fees for the Funds as follows:

PSI Market Neutral Fund	$ 26,432
PSI Total Return Fund	20,669
PSI Strategic Growth Fund	24,102
PSI Tactical Growth Fund	34,803

If the Advisor waives any fees or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the respective expense limitation. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. During the six months ended December 31, 2014, the Advisor recaptured $39,807 for prior period expense reimbursements from CEF.

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

December 31, 2014

Cumulative expenses subject to recapture pursuant to the aforementioned conditions as of June 30, 2014 will expire on June 30 of the following years:

Fund	June 30, 2015	June 30, 2016	June 30, 2017
PSI Market Neutral	$ -	$ -	$ 15,625
PSI Strategic Growth Fund	43,475	70,399	70,799
PSI Tactical Growth Fund	27,232	50,030	37,278
PSI Calendar Effects Fund	-	-	46,637

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (Plan) for Class A shares.  The Plan provide that a monthly service fee is calculated by MNF, SGF, TGF, TRF and CEF at an annual rate of up to 0.40% of its average daily net assets, however, the Board has approved a current rate of 0.25% net assets.  Pursuant to the Plan, each of these Funds may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plan further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. During the six months ended December 31, 2014, MNF, TRF, SGF, TGF and CEF were charged $28,401, $36,144, $28,954, $24,693 and $45,259, respectively, pursuant to the Plan.

The Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares and is an affiliate of GFS. For the six months ended December 31, 2014, the Distributor received $2,070 and $572 for MNF and TRF respectively in underwriting commissions for sales of Class A shares, of which $265 and $77 was retained by the principal underwriter or other affiliated broker-dealers. TRF, SGF, and CEF did not incur any underwriting commissions.

Pursuant to a separate servicing agreement with GFS, each Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Funds.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells his shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs. For the six months ended December 31, 2014, MNF, TRF, SGF, TGF and CEF assessed redemption fees of $336, $170, $5,285, $731 and $289, respectively.

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

December 31, 2014

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of December 31, 2014, Matrix Trust Company held 26.52% in Market Neutral and Trust Company of America held 52.53% in Calendar Effect of the voting securities. The Trust has no knowledge as to whether all or any portion of shares owned of record by Matrix Trust Company and Trust Company of America are also owned beneficially.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the year ended June 30, 2014 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
PSI Market Neutral Fund	$ -	$ -	$ -
PSI Total Return Fund	463,414	-	463,414
PSI Strategic Growth Fund	108,178	-	108,178
PSI Tactical Growth Fund	1,371,290	-	1,371,290
PSI Calendar Effects Fund	-	-	-

The tax character of fund distributions for the year ended June 30, 2013 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
PSI Market Neutral Fund	$ -	$ -	$ -
PSI Total Return Fund	1,250,894	-	1,250,894
PSI Strategic Growth Fund	469,050	-	469,050
PSI Tactical Growth Fund	243,674	-	243,674

As of June 30, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
PSI Market Neutral Fund	$ -	$ -	$ (38,567)	$ (6,636,528)	$ 192,250	$ (6,482,845)
PSI Total Return Fund	562,573	-	(250,504)	(2,778,775)	(562,087)	(3,028,793)
PSI Strategic Growth Fund	104,725	224,100	-	-	175,800	504,625
PSI Tactical Growth Fund	448,000	249,952	-	-	170,503	868,455
PSI Calendar Effects Fund	302,929	1,344	-	-	219,484	523,757

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

December 31, 2014

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net investment income (loss), and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, and tax adjustments for exchange traded notes and partnerships.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
PSI Market Neutral Fund	$ 38,567

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
PSI Total Return Fund	$ 250,504

At June 30, 2014, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
PSI Market Neutral Fund	$ 6,636,528	$ -	$ 6,636,528	$ -
PSI Total Return Fund	2,778,775	-	2,778,775	-

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses and short-term capital gains, adjustments for partnerships, grantor trusts, and exchange traded notes, and reclassification of Fund distributions, resulted in reclassification for the period ended June 30, 2014 as follows:

	Undistributed	Undistributed	Paid
	Ordinary	Long-Term	in
	Income (loss)	Gains (Loss)	Capital
PSI Market Neutral Fund	$ 1,336	$ 3,197	$ (4,533)
PSI Total Return Fund	(52,056)	52,056	-
PSI Strategic Growth Fund	118,011	(118,011)	-
PSI Tactical Growth Fund	(639)	639	-
PSI Calendar Effects Fund	200,250	(200,250)	-

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.  Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

EXPENSE EXAMPLES (Unaudited)

December 31, 2014

As a shareholder of the PSI Market Neutral Fund, the PSI Total Return Fund, the PSI Strategic Growth Fund, the PSI Tactical Growth Fund or the PSI Calendar Effects Fund you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 through December 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 – 12/31/14	Expense Ratio During Period** 7/1/14 – 12/31/14
PSI Market Neutral Fund	$1,000.00	$964.30	$9.41	1.90%
PSI Total Return Fund	$1,000.00	$947.30	$8.59	1.75%
PSI Strategic Growth Fund	$1,000.00	$961.30	$9.39	1.90%
PSI Tactical Growth Fund	$1,000.00	$959.80	$9.39	1.90%
PSI Calendar Effects Fund	$1,000.00	$1,007.60	$9.36	1.85%
Hypothetical (5% return before expenses)	Beginning Account Value 7/1/14	Ending Account Value 12/31/14	Expenses Paid During Period* 7/1/14 – 12/31/14	Expense Ratio During Period** 7/1/14 – 12/31/14
PSI Market Neutral Fund	$1,000.00	$1,015.63	$9.65	1.90%
PSI Total Return Fund	$1,000.00	$1,016.38	$8.89	1.75%
PSI Strategic Growth Fund	$1,000.00	$1,015.63	$9.65	1.90%
PSI Tactical Growth Fund	$1,000.00	$1,015.63	$9.65	1.90%
PSI Calendar Effects Fund	$1,000.00	$1,015.88	$9.40	1.85%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•         Social Security number and wire transfer instructions

•         account transactions and transaction history

•         investment experience and purchase history
 When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•   open an account or deposit money

•   direct us to buy securities or direct us to sell your securities

•   seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•   sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•   affiliates from using your information to market to you.

•   sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR

Portfolio Strategies, Inc.

1724 W Union Avenue, Suite 200

Tacoma, WA 98405

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/9/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/9/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 3/9/15